Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Global Multi-Sector Bond Fund, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 21, 2016
T. Rowe Price Global Multi-Sector Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Global Multi-Sector Bond Fund—I Class SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide high income and some capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s I Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate (for existing classes) was 114.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	114.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. The figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds. The fund may invest in a variety of holdings in an effort to enhance income and achieve some capital growth. The fund shifts its investments among the following sectors based on market conditions and the investment adviser’s outlook:
  Government and agency obligations of the U.S. and foreign countries (including emerging market countries);
  Corporate bonds of issuers in the U.S. and foreign countries (including emerging market countries);
  U.S. dollar and non-U.S. dollar-denominated debt securities of issuers located in foreign countries (including emerging market countries);
  Mortgage-backed, commercial mortgage-backed, and asset-backed securities (including collateralized mortgage obligations);
  Bank loans (including loan participations and assignments);
  Convertible bonds and other convertible securities; and
  Preferred stocks.
Under normal conditions, the fund will invest at least 40% of its net assets (unless foreign market conditions are not deemed favorable by the investment adviser, in which case the fund would invest at least 30% of its net assets) in securities issued by governments or companies that are organized or located outside the U.S. or doing a substantial amount of business outside the U.S. Up to 50% of the fund’s net assets can be invested in non-U.S. dollar-denominated foreign debt securities. The fund may hold non-U.S. currencies without holding any bonds or other income-producing securities denominated in those currencies. There is no limit on the fund’s investments in U.S. dollar-denominated foreign debt securities.

Up to 65% of the fund’s net assets can be invested in securities and other holdings that are rated noninvestment grade (below BBB, or an equivalent rating). The noninvestment-grade portion of the fund’s portfolio may consist of the following: noninvestment-grade corporate bonds (also called high yield or “junk” bonds) issued by companies in the U.S. and other developed market countries (not to exceed 40% of the fund’s net assets); U.S. dollar-denominated debt securities in emerging markets (not to exceed 25% of the fund’s net assets); non-U.S. dollar-denominated debt securities in emerging markets (not to exceed 40% of the fund’s net assets); bank loans (not to exceed 20% of the fund’s net assets); and convertible securities and preferred stocks (not to exceed 15% of the fund’s net assets). Ratings will be determined, at the time of purchase, by at least one major credit rating agency or, if not so rated, a comparable rating by T. Rowe Price. If a security is split-rated (i.e., rated investment grade by at least one rating agency, but below investment grade by another rating agency), the higher rating will be used. The fund may purchase securities of any maturity and its weighted average maturity will vary with market conditions.

While most assets will typically be invested in bonds and other debt instruments, the fund also uses interest rate futures, forward currency exchange contracts, and credit default swaps in keeping with the fund’s objectives. Interest rate futures would typically be used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration. Forward currency exchange contracts would be used to gain exposure to certain currencies expected to increase or decrease in value relative to other currencies or to protect the fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar. Credit default swaps would be used to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality.

		The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or different sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform in comparison to other funds with similar objectives and investment strategies.

Fixed income markets risk Economic and other market developments can adversely affect fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities or durations and funds with longer weighted average maturities or durations carry greater interest rate risk. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund is exposed to greater credit risk than other bond funds because it may invest a significant portion of its assets in noninvestment-grade securities, which are issued by companies that are usually not as strong financially. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as significant trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Foreign investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S.

Emerging markets risk The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and less efficient trading markets.

Currency risk Because the fund may invest in securities issued in foreign currencies, the fund is subject to the risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar. Any attempts at currency hedging may not be successful and could cause the fund to lose money.

Convertible securities and preferred stock risk Investments in convertible securities and preferred stocks subject the fund to risks associated with both equity and fixed income securities. Stocks generally fluctuate in value more than bonds and tend to move in cycles, with periods of rising and falling prices. Convertible securities are typically issued by smaller-capitalized companies whose stock prices are more volatile than companies that have access to more conventional means of raising capital. Preferred stock holders would be paid after corporate bondholders, but before common stockholders, in the event a company fails.

Bank loan risk To the extent the fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities. The fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

Prepayment risk and extension risk Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt securities more volatile.

		Derivatives risk The fund uses forward currency exchange contracts, interest rate futures, and credit default swaps and is therefore exposed to additional volatility in comparison to investing directly in bonds and other debt securities. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund and, if not traded on an exchange, are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated interest rate movements, changes in currency values and currency exchange rates, or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm the fund’s performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Global Multi-Sector Bond Fund—I Class has an inception date of March 21, 2016, and does not have a full calendar year of performance history. Performance for the class will be presented after the class has been in operation for one full calendar year. As a point of comparison, however, the following bar chart and table show calendar year returns and average annual total returns for the existing Investor Class of the Global Multi-Sector Bond Fund (“Investor Class”). Because the Global Multi-Sector Bond Fund—I Class is expected to have lower expenses than the Investor Class, its performance, had it existed over the periods shown, would have been higher. The Investor Class and the Global Multi-Sector Bond Fund—I Class share the same portfolio. The bar chart and table provide some indication of the risks of investing in the fund by showing changes in the performance from year to year and how the Investor Class’ average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of other comparative indexes that have investment characteristics similar to those of the fund.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted for the Investor Class.

		Performance information represents only past performance (before and after taxes) and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the fund by showing changes in the performance from year to year and how the Investor Class’ average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of other comparative indexes that have investment characteristics similar to those of the fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Global Multi-Sector Bond Fund—I Class has an inception date of March 21, 2016, and does not have a full calendar year of performance history. Performance for the class will be presented after the class has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance (before and after taxes) and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Global Multi-Sector Bond Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	9.71%
Worst Quarter	9/30/11	-3.32%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	As a point of comparison, however, the following bar chart and table show calendar year returns and average annual total returns for the existing Investor Class of the Global Multi-Sector Bond Fund (“Investor Class”).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.
T. Rowe Price Global Multi-Sector Bond Fund, Inc. | T. Rowe Price Global Multi-Sector Bond Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.54%	[1]
1 year	rr_ExpenseExampleYear01	$ 55
3 years	rr_ExpenseExampleYear03	174
5 years	rr_ExpenseExampleYear05	308
10 years	rr_ExpenseExampleYear10	$ 696
T. Rowe Price Global Multi-Sector Bond Fund, Inc. | T. Rowe Price Global Multi-Sector Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
2009	rr_AnnualReturn2009	19.87%
2010	rr_AnnualReturn2010	10.42%
2011	rr_AnnualReturn2011	1.93%
2012	rr_AnnualReturn2012	10.90%
2013	rr_AnnualReturn2013	0.30%
2014	rr_AnnualReturn2014	4.32%
2015	rr_AnnualReturn2015	(0.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.32%)
1 Year	rr_AverageAnnualReturnYear01	(0.04%)
5 Years	rr_AverageAnnualReturnYear05	3.40%
Since inception	rr_AverageAnnualReturnSinceInception	7.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2008
T. Rowe Price Global Multi-Sector Bond Fund, Inc. | Returns after taxes on distributions | T. Rowe Price Global Multi-Sector Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
5 Years	rr_AverageAnnualReturnYear05	1.37%
Since inception	rr_AverageAnnualReturnSinceInception	4.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2008
T. Rowe Price Global Multi-Sector Bond Fund, Inc. | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Global Multi-Sector Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.02%)
5 Years	rr_AverageAnnualReturnYear05	1.87%
Since inception	rr_AverageAnnualReturnSinceInception	4.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2008
T. Rowe Price Global Multi-Sector Bond Fund, Inc. | Barclays Global Aggregate ex Treasury Bond USD Hedged Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.58%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.86%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	5.06%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008	[3]
T. Rowe Price Global Multi-Sector Bond Fund, Inc. | Lipper Global Income Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.34%)
5 Years	rr_AverageAnnualReturnYear05	1.52%
Since inception	rr_AverageAnnualReturnSinceInception	4.46%

[1]	Through September 30, 2018, T. Rowe Price Associates, Inc. has agreed to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. Any expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund or class whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years after the payment of the I Class Operating Expenses or if such reimbursement would cause the fund’s I Class Operating Expenses to exceed 0.05%. Termination of this agreement would require approval by the fund’s Board of Directors.
[2]	T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.
[3]	Returns as of 12/31/08.